Note 12 - Derivative Contracts, at Fair Value (Details) - Fair Value of Derivative Instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commodity price
Derivative Assets	$ 1	$ 48
Derivative Liabilities	(144)	(26)
Amount of Gain (Loss)	(269)	(218)
Derivative Assets	1	26
Derivative Liabilities	(1)	(26)
Derivative Assets		28
Derivative Liabilities	(143)	(6)
Amount of Gain (Loss)	(269)	(218)
Derivative Assets	1	26
Derivative Liabilities	(1)	(26)
Swap [Member]
Commodity price
Derivative Assets		32
Derivative Liabilities	(135)
Amount of Gain (Loss)	(261)	42
Amount of Gain (Loss)	(261)	42
Commodity Option [Member]
Commodity price
Derivative Assets	1	16
Derivative Liabilities	(9)	(26)
Amount of Gain (Loss)	(8)	(260)
Amount of Gain (Loss)	$ (8)	$ (260)